Production costs - Summary of Product Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Labour	$ 116,653	$ 100,908
Fuel	16,464	12,931
Reagents	53,399	29,871
Electricity	17,904	16,330
Mining contractors	38,240	30,162
Operating and maintenance supplies and services	78,062	63,097
Site general and administrative costs	46,588	42,919
Royalties, production taxes and selling expenses	77,873	38,621
Production costs	$ 445,183	$ 334,839